Annual Fund Operating Expenses - SWP GROWTH & INCOME ETF - SWP GROWTH & INCOME ETF Class	Dec. 18, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.99%